Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Prepaid Expense And Other Assets Current [Line Items]
Schedule of Other Current Assets
Other current assets as of June 30, 2021 and December 31, 2020, consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Prepaid software and equipment maintenance	$5,824	$7,499
Prepaid SaaS costs	4,740	4,290
Prepaid service fees	3,105	3,969
Non-trade receivables	8,137	9,095
Deferred business combination costs	2,950	—
Other	8,768	6,733

Total	$33,524	$31,586

Other current assets as of December 31, 2020 and 2019, consist of the following (in thousands):

	2020	2019

Prepaid software and equipment maintenance	$7,499	$7,491
Prepaid SaaS costs	4,290	3,913
Prepaid service fees	3,969	4,256
Non-trade receivables	9,095	1,144
Other	6,733	4,511

Total	$31,586	$21,315